Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 05, 2011	Mar. 31, 2011	Nov. 24, 1995	Mar. 30, 2012	Sep. 30, 2011	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 13, 2011	Sep. 19, 2012 Maximum	Jun. 30, 2013 Subsequent Event	May 10, 2013 Subsequent Event Maximum	Mar. 31, 2013 Tokyo Stock Exchange Trading Network Off Auction Own Share Repurchase Trading System	Nov. 15, 2010 Additional Paid-In Capital (Note 18)	Mar. 31, 2011 Additional Paid-In Capital (Note 18)	Nov. 15, 2010 Retained earnings (Notes 6 and 13)	Mar. 31, 2013 Retained earnings (Notes 6 and 13)	Mar. 31, 2012 Retained earnings (Notes 6 and 13)	Mar. 31, 2011 Retained earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock			¥ 15,600
Common stock, issued			312,000				1,323,197,235	1,323,197,235
Percentage of common stock shares outstanding			2.00%
Estimated cumulative effect on retained earnings, net of tax			234,624
Decrease in retained earnings resulting from a dividend payment							10.00%
Retained earnings to a legal reserve							25.00%
Treasury stock, shares, retired		125,461,833					125,461,832	125,461,832	125,461,833	250,923,665
Cancellation of treasury stock								(566,551)	(602,892)							(916)	(916)	(601,976)	(566,551)	(566,551)	(601,976)
Number of outstanding shares to be acquired	57,513,600			44,000,000							60,000,000	42,000,000		50,000,000	41,820,600
Amount of outstanding shares to be acquired	223,440			220,000	280,000							150,000		250,000	158,291
Stock repurchase, shares						38,382,300							20,201,200
Stock repurchase						149,999	150,066	381,978	417				103,384
Statutory accounting practices, statutory amount available for dividend payments							895,063
Cash dividends included in retained earnings							¥ 94,830
Cash dividends per share included in retained earnings							¥ 80